LEASES - Schedule of other information related to the Company's operating leases (Details)	2 Months Ended
Mar. 31, 2024 USD ($)
LEASES
Operating lease ROU Asset - February 9, 2024	$ 395,064
Amortization	(26,099)
Operating lease ROU Asset - Ending Balance	368,965
Operating lease liability - February 9, 2024	400,840
Amortization	(26,626)
Operating lease liability - ending balance	374,214
Operating lease liability - Short Term	159,933
Operating lease liability - Long Term	214,281
Total operating lease liability	$ 374,214